The UBS Funds

Supplement to the prospectuses (the "Prospectuses")

April 30, 2010

Dear Investor,

The purpose of this supplement is to update the Prospectuses of the UBS U.S. Equity Alpha Fund (the "Equity Alpha Fund") and the UBS High Yield Fund (the "High Yield Fund"), each dated October 28, 2009, as follows:

1.  This supplement updates information regarding the securities selection process of the Equity Alpha Fund. The following supplements information contained on page 17 of the Equity Alpha Fund's Prospectus under the heading "Investment objective, strategies, securities selection and risks" and the sub-heading "Securities selection":

The following paragraph is added after the last full paragraph on page 17 of the Equity Alpha Fund's Prospectus:

The Fund's ability to fully implement its investment strategy may also be affected by the Advisor's written procedures designed to address potential conflicts that exist where the Advisor manages both long-only and long/short accounts and/or funds. For example, the Advisor restricts short sales in excess of a stated amount of the average daily trading volume of a stock if the Advisor deems it may negatively impact the market and drive down the price of a security that is also held in the Advisor's long only accounts and/or funds. In addition, Advisor's procedures require short sales to be executed after long-only sell orders in the same stock if the long-only sell orders are in excess of a stated number of shares. This procedure may delay the short sales and therefore the price at which the short sale is executed. Therefore, the price may be lower than had the long-only order not taken precedence, and the potential benefit of the short sale would be reduced.

2.  Effective April 30, 2010, Matthew Iannucci was added as a portfolio manager for the High Yield Fund. Therefore, the following amends information contained on page 48 of the High Yield Fund's Prospectus under the heading "Management" and the sub-heading "Portfolio management":

The section entitled "UBS High Yield Fund" on page 48 of the High Yield Fund's Prospectus is deleted in its entirety and replaced by the following:

UBS High Yield Fund

Shu-Yang Tan and Matthew Iannucci are the portfolio managers for the Fund and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Tan and Mr. Iannucci have access to a globally integrated team of credit analysts. Mr. Tan and Mr. Iannucci have responsibility for the overall portfolio and for reviewing the overall composition of the portfolio to ensure its compliance with the Fund's stated investment objectives and strategies. Information about Mr. Tan and Mr. Iannucci is provided below.

Item #ZS-413

Shu-Yang Tan is the co-Head of US High Yield Portfolio Management at UBS Global Asset Management. Mr. Tan has been an Executive Director at UBS Global Asset Management since 2003 and portfolio manager of the Fund since 2008.

Matthew Iannucci is the co-Head of US High Yield Portfolio Management at UBS Global Asset Management. Mr. Iannucci is an Executive Director and has been an investment professional with UBS Global Asset Management since 1996. Mr. Iannucci has been a portfolio manager of the Fund since April 2010.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUSES, EACH DATED OCTOBER 28, 2009.

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The UBS Funds

Supplement to the Statement of Additional Information ("SAI")

April 30, 2010

Dear Investor,

The purpose of this supplement is to update the SAI of the series of The UBS Funds (the "Trust") dated October 28, 2009 as follows:

1.  Effective April 30, 2010, Matthew Iannucci was added as a portfolio manager for the UBS High Yield Fund. Therefore, on page 73 of the SAI, the following information is added under "Shu-Yang Tan" under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers":

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio Manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Matthew Iannucci(*) (UBS High Yield Fund)	5	$562	7	$642	4	$0	(**)

(*)  Matthew Iannucci became Portfolio Manager of the Fund on April 30, 2010. Information provided for Mr. Iannucci is as of December 31, 2009.

(**)  Accounts have assets less than $1 million.

2.  On page 76 of the SAI, the following information is added under "Shu-Yang Tan" under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers":

Portfolio Manager/Fund*	Range of shares owned**
Matthew Iannucci# UBS High Yield Fund	None

#  Information for Mr. Iannucci is as of December 31, 2009.

3.  This supplement also updates information regarding certain revenue sharing arrangements in connection with the sale of shares of the Trust. Effective April 30, 2010, the following unaffiliated financial institution is included in the list of those unaffiliated financial institutions that UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") anticipates will receive additional compensation from UBS Global AM (US) or UBS Global Asset Management (Americas) Inc. (the "Advisor"), from the Advisor's own resources. Therefore, the following is added after the first full paragraph on page 109 of the SAI

Item #ZS-414

under the heading "Reduced sales charges, additional purchase, exchange and redemption information and other services" and the sub-heading "Additional compensation to financial institution(s):"

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch")

With respect to Fund Shares, UBS Global AM (US), as per a written agreement between both parties, pays Merrill Lynch additional compensation as follows: a fee of 0.25% (25 basis points) of the value of Gross Sales of Fund Shares; and an annual fee of 0.10% (10 basis points) of the aggregate average daily net asset value of Fund Shares held by Merrill Lynch customers for more than one year (including Fund Shares exchanged for Fund Shares of one or more Funds for any other Fund or Funds).

"Fund Shares" for the purposes of the Merrill Lynch agreement mean all classes of shares of the Funds where Merrill Lynch or any of its affiliates is the record owner or is broker-dealer of record, except (i) shares held in retirement or other benefit accounts under the record-keeping management of Merrill Lynch Retirement Group for which fees are payable by the Advisor to Merrill Lynch pursuant to a services agreement (i.e., not including IRA or similar accounts), and (ii) shares held through Merrill Lynch investment advisory programs. Fund Shares that are no longer held through such Merrill Lynch retirement accounts or investment advisory programs but continue to be held by Merrill Lynch customers will cease to be excluded from the definition of Fund Shares.

"Gross Sales" for the purposes of the Merrill Lynch agreement mean all sales of Fund Shares in which Merrill Lynch or any of its affiliates is record owner or broker-dealer of record, excluding sales of Fund Shares resulting form reinvestment of distributions and exchanges of Fund Shares within the UBS Fund Family.

4.  In addition, this supplement updates certain information regarding the securities lending activities of the series of the Trust. Therefore, the first sentence under the heading "Investments relating to all Funds" and the sub-heading "Loans of portfolio securities" on page 7 of the SAI is deleted in its entirety and replaced by the following sentence:

The Funds may lend portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily as described below; (2) a Fund may call the loan at any time and receive the securities loaned; (3) a Fund will receive any interest, dividends or other distributions paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the market value of a Fund's total assets.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR SAI DATED OCTOBER 28, 2009.

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